Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Finance Portfolio

November 30, 2020

SAV-QTLY-0121
1.810686.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Banks - 4.0%
Diversified Banks - 0.6%
Wells Fargo & Co.	27,300	$746,655
Regional Banks - 3.4%
Huntington Bancshares, Inc.	69,300	837,144
Signature Bank	30,100	3,376,919
		4,214,063

TOTAL BANKS		4,960,718

Consumer Finance - 46.3%
Consumer Finance - 46.3%
Ally Financial, Inc.	251,600	7,459,940
American Express Co.	63,800	7,566,042
Capital One Financial Corp.	98,100	8,401,284
Credit Acceptance Corp. (a)(b)	8,575	2,559,466
Discover Financial Services	73,200	5,575,644
First Cash Financial Services, Inc.	47,011	3,019,987
Navient Corp.	256,300	2,401,531
OneMain Holdings, Inc.	149,619	5,833,645
Santander Consumer U.S.A. Holdings, Inc.	157,100	3,471,910
SLM Corp.	325,700	3,455,677
Synchrony Financial	240,310	7,322,246
		57,067,372
Insurance - 0.4%
Multi-Line Insurance - 0.4%
Assurant, Inc.	3,800	490,656
Internet & Direct Marketing Retail - 0.4%
Internet & Direct Marketing Retail - 0.4%
MercadoLibre, Inc. (a)	300	465,999
IT Services - 15.7%
Data Processing & Outsourced Services - 15.7%
Black Knight, Inc. (a)	9,800	897,876
Fidelity National Information Services, Inc.	11,310	1,678,517
FleetCor Technologies, Inc. (a)	400	106,084
Global Payments, Inc.	10,469	2,043,444
Jack Henry & Associates, Inc.	3,100	498,666
MasterCard, Inc. Class A	18,850	6,343,214
Nuvei Corp. (a)(c)	300	14,100
PayPal Holdings, Inc. (a)	4,300	920,716
Repay Holdings Corp. (a)	13,400	323,342
Visa, Inc. Class A	31,136	6,549,458
		19,375,417
Mortgage Real Estate Investment Trusts - 15.1%
Mortgage REITs - 15.1%
AGNC Investment Corp.	600,800	9,180,222
Annaly Capital Management, Inc.	257,715	2,061,720
MFA Financial, Inc.	450,700	1,667,590
New Residential Investment Corp.	392,550	3,635,013
Redwood Trust, Inc.	236,800	2,048,320
		18,592,865
Professional Services - 0.5%
Research & Consulting Services - 0.5%
Equifax, Inc.	3,500	584,150
Thrifts & Mortgage Finance - 15.5%
Thrifts & Mortgage Finance - 15.5%
Essent Group Ltd.	18,300	802,638
Meta Financial Group, Inc.	31,300	1,036,030
MGIC Investment Corp.	437,728	5,235,227
NMI Holdings, Inc. (a)	17,500	383,425
Pennymac Financial Services, Inc.	66,400	3,827,296
TFS Financial Corp.	118,800	2,043,360
Washington Federal, Inc.	106,200	2,481,894
WMI Holdings Corp. (a)	23,300	621,178
WSFS Financial Corp.	69,100	2,634,783
		19,065,831
TOTAL COMMON STOCKS
(Cost $98,148,845)		120,603,008

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.09% (d)	2,635,650	2,636,177
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	2,091,034	2,091,243
TOTAL MONEY MARKET FUNDS
(Cost $4,727,420)		4,727,420
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $102,876,265)		125,330,428
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(2,179,537)
NET ASSETS - 100%		$123,150,891

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,100 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,655
Fidelity Securities Lending Cash Central Fund	8,700
Total	$10,355

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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